Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 23,238,481	$ 26,176,052
Less: accumulated depreciation	(15,662,407)	(18,383,217)
impairment loss	(128,869)
Property, plant and equipment, net	7,447,205	7,792,835
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	7,150,692	7,185,353
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	3,324,535	3,253,163
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	10,934,844	13,533,299
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	330,058	390,841
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,498,352	$ 1,813,396